PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Summary of property and equipment
A summary of property and equipment at December 31 follows:

	2012	2011
	(In thousands)
Land	$14,614	$19,250
Buildings	56,835	70,168
Equipment	72,378	78,269
	143,827	167,687
Accumulated depreciation and amortization	(96,811)	(105,139)
Property and equipment, net	$47,016	$62,548